Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,064,914	₩ 1,117,720	₩ 1,084,292
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	360,402	392,723	346,879
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	634,040	671,539	696,526
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	6,281	2,147	1,819
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property	64,191	51,311	₩ 39,068
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,159,332	1,286,026
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	360,402	423,910
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	727,022	807,657
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	7,717	3,148
Gross amount [member] | Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property	64,191	51,311
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(94,418)	(168,306)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property		(31,187)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(92,982)	(136,118)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (1,436)	₩ (1,001)